Nature and extent of risk arising from financial instruments	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
23. Nature and extent of risk arising from financial instruments

Risk management policy

In the normal course of business, the Company is exposed to financial risk that arises from a number of sources. Management’s involvement in operations helps identify risks and variations from expectations. As a part of the overall operation of the Company, Management takes steps to avoid undue concentrations of risk. The Company manages the risks as follows:

Credit risk

Credit risk is the risk of financial loss to the Company if a customer or counter-party to a financial instrument fails to meet its contractual obligations and arises primarily from the Company’s loans receivable. The maximum amount of credit risk exposure is limited to the gross carrying amount of the loans receivable disclosed in these financial statements.

The Company acts as a lender of unsecured consumer loans and lines of credit and has little concentration of credit risk with any particular individual, company or other entity, relating to these services. However, the credit risk relates to the possibility of default of payment on the Company’s loans receivable. The Company performs on-going credit evaluations, monitors aging of the loan portfolio, monitors payment history of individual loans, and maintains an allowance for loan loss to mitigate this risk.

The credit risk decisions on the Company’s loans receivable are made in accordance with the Company’s credit policies and lending practices, which are overseen by the Company’s senior management. Credit quality of the customer is assessed based on a credit rating scorecard and individual credit limits are defined in accordance with this assessment. The consumer loans receivable are unsecured. The Company develops underwriting models based on the historical performance of groups of customer loans which guide its lending decisions. To the extent that such historical data used to develop its underwriting models is not representative or predictive of current loan book performance, the Company could suffer increased loan losses.

The Company cannot guarantee that delinquency and loss levels will correspond with the historical levels experienced and there is a risk that delinquency and loss rates could increase significantly.

Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they become due or will not receive sufficient funds from its third-party lenders to advance to the Company’s customers. The Company manages all liquidity risk through maintaining a sufficient working capital amount through daily monitoring of controls, cash balances and operating results. The Company’s principal sources of cash are funds from operations, which the Company believes will be sufficient to cover its normal operating and capital expenditures.

The Company’s accounts payable and accruals are substantially due within 12 months. The maturity schedule of the Company’s credit facilities, debentures, and convertible debentures are described below. Management’s intention is to continue to refinance any outstanding amounts owing under the credit facilities and debentures and will consider the issuance of shares in lieu of amounts owing under the convertible debentures, in each case as they become due and payable. The debentures are subordinated to the credit facilities which has the effect of extending the maturity date of the debentures to the later of contractual maturity or the maturity date of credit facilities. See Note 10 for further details.

($000s)
	2020	2021	2022	2023	2024	Thereafter
Commitments - operational
Lease payments	1,455	1,481	1,370	1,355	1,274	3,881
Trade Payables	7,128	-	-	-	-	-
Accrued wages and other expenses	4,126	-	-	-	-	-
Interest Credit Facilities	7,959	6,813	3,407	-	-	-
Interest Debentures	6,464	5,938	2,969	-	-	-
Purchase obligations	2,111	-	-	-	-	-
	29,243	14,232	7,746	1,355	1,274	3,881
Commitments principal repayments
Credit Facility Other	-	-	47,248	-	-	-
Debentures and convertible debentures(3)	12,373	-	43,496	-	-	-
	12,373	-	90,744	-	-	-
Commitments extinguished subsequent to year end
Credit Facility Liquid (4)	29,255	-	-	-	-	-

Total contractual obligations	70,871	14,232	98,490	1,355	1,274	3,881

(1) Convertible debentures mature on May 31, 2020 and is repayable in common shares at the discretion of the Company.

(2) Credit facility liquid was extinguished subsequent to year ended December 31, 2019. Refer to note 26 for more details.

Market risk

Market risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices. Market risk comprises three types of risk: interest rate risk, currency risk and other price risk, such as equity price risk and commodity risk. Financial instruments affected by market risk include cash, investment portfolio, debentures, credit facilities and derivative financial liability.

Interest rate risk

Changes in market interest rates may have an effect on the cash flows associated with some financial assets and liabilities, known as cash flow risk, and on the fair value of other financial assets or liabilities, known as price risk. The Company is exposed to interest rate risk primarily relating to its credit facilities that bear interest fluctuating with LIBOR. The credit facilities have a LIBOR floor of 1.5% and 2.0% for Credit Facility – Liquid and Credit Facility – Other, respectively. As at December 31, 2019, LIBOR is 1.74% (December 31, 2018 – 2.50%). A 50 basis point increase in LIBOR would increase annual credit facility interest expense by $464.

The debentures and convertible debentures have fixed rates of interest and are not subject to interest rate risk.

Currency risk Currency risk is the risk that changes in foreign exchange rates may have an effect on future cash flows associated with financial instruments. The Company is exposed to foreign currency risk on the following financial instruments denominated in U.S. dollars. A 5% increase or decrease in the U.S. dollar exchange rate would increase or decrease the unrealized exchange gain (loss) by $10.

(‘$000 in USD$)	December 31, 2019	December 31, 2018
Cash	322	874
Investment portfolio	5,080	-
Debentures	5,020	4,770

Other price risk

Other market price risk is the risk that the fair value of the financial instrument will fluctuate as a result of changes in market prices (other than those arising from interest rate risks or currency risk), whether caused by factors specific to an individual investment or its issuers or factors affecting all instruments traded in the market. Our investment portfolio comprises of non-listed closely held equity instruments which are not exposed to market prices. Fair valuation of our investment portfolio is conducted on a quarterly basis.